SUPPLEMENT DATED DECEMBER 19, 2014 TO THE PROSPECTUS OF

MARKET VECTORS ETF TRUST

Dated May 1, 2014

This Supplement updates certain information contained in the above-dated Prospectus for Market Vectors ETF Trust (the “Trust”) regarding the Market Vectors ChinaAMC A-Share ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1.888.MKT.VCTR or by visiting the Van Eck website at www.marketvectorsetfs.com.

The section captioned “Principal Investment Strategies” is revised by replacing the fourth and fifth paragraphs of that section with the following:

A-shares are issued by companies incorporated in the People’s Republic of China (“China” or the “PRC”). A-shares are traded in renminbi (“RMB”) on the Shenzhen or Shanghai Stock Exchanges. The A-share market in China is made available to domestic PRC investors and certain foreign investors, including principally those that have been approved as a Renminbi Qualified Foreign Institutional Investor (“RQFII”) or as a Qualified Foreign Institutional Investor (“QFII”). A RQFII or QFII license may be obtained by application to the China Securities Regulatory Commission (“CSRC”). After obtaining a RQFII or QFII license, the RQFII or QFII would also apply to China’s State Administration of Foreign Exchange (“SAFE”) for a specific aggregate dollar amount investment quota in which the RQFII or QFII can invest in A-shares. The Fund may also invest in A-shares listed and traded on the Shanghai Stock Exchange through the Hong Kong – Shanghai Stock Connect (“Stock Connect”) program. Stock Connect is a securities trading and clearing program between the Shanghai Stock Exchange, the Stock Exchange of Hong Kong Limited (“SEHK”), China Securities Depository and Clearing Corporation Limited and Hong Kong Securities Clearing Company Limited designed to permit mutual stock market access between mainland China and Hong Kong by allowing investors to trade and settle shares on each market via their local exchanges. Trading through Stock Connect is subject to aggregate investment quotas that limit total purchases and sales through Stock Connect as well as daily quotas that limit the maximum daily net purchases on any particular day. Accordingly, the Fund’s direct investments in A-shares will be limited by the quota allocated to the RQFII or QFII and by the aggregate investment quotas, including daily quotas, that limit total purchases and/or sales through Stock Connect. Investment companies are not currently within the types of entities that are eligible for a RQFII or QFII license.

The Fund will seek to achieve its investment objective by primarily investing directly in A-shares. Because the Fund does not satisfy the criteria to qualify as a RQFII or QFII itself, the Fund intends to invest directly in A-shares via the A-share quota granted to the Fund’s sub-adviser, China Asset Management (Hong Kong) Limited (the “Sub-Adviser”), by SAFE (“RQFII quota”) and may also invest through Stock Connect. The Sub-Adviser has obtained RQFII status and has been granted an RQFII quota, which the Sub-Adviser will use to invest the portion of the Fund’s assets allocated to it by the Adviser in A-shares. At such time that the Sub-Adviser has utilized its entire RQFII quota, the Sub-Adviser may, subject to applicable regulations, apply for an increase of the RQFII quota. Assets not allocated to the Sub-Adviser for investment directly in A-shares will be managed by the Adviser.

The section captioned “Principal Risks of Investing in the Fund—Risk of the RQFII Regime and the Fund’s Principal Investment Strategy” is revised by replacing the first three sentences of that section with the following:

The Index is comprised of A-shares. In seeking to replicate the Index, the Fund intends to invest directly in A-shares through the Sub-Adviser’s RQFII quota. Because the Fund will not be able to invest directly in A-shares in excess of the Sub-Adviser’s RQFII quota and beyond the limits that may be imposed by Stock Connect, the size of the Fund’s direct investment in A-shares may be limited.

The section captioned “Principal Risks of Investing in the Fund—Risk of the RQFII Regime and the Fund’s Principal Investment Strategy” is revised by replacing the third paragraph of that section with the following:

Specific rules governing taxes on capital gains derived by RQFIIs and QFIIs from the trading of PRC securities have yet to be announced. In the absence of specific rules, the tax treatment of the Fund’s investments in A-shares through the Sub-Adviser’s RQFII quota should be governed by the general PRC tax provisions and provisions applicable to RQFIIs. Under these provisions, the Fund is generally subject to a tax of 10% on any dividends, distributions and interest it receives from its investment in PRC securities. In addition, a nonresident enterprise is subject to withholding tax at a rate of 10% on its capital gains. Withholding taxes on dividends, interest and capital gains may be taxed at a reduced rate under an applicable tax treaty, but the application of such treaties for an RQFII acting on behalf of a foreign investor (i.e., the Sub-Adviser on behalf of the Fund) is also uncertain. It is also unclear how China’s business tax may apply to activities of an RQFII such as the Sub-Adviser and how such application may be affected by tax treaty provisions. While it is unclear whether this tax will be applied to investments by an RQFII such as the Sub-Adviser or what the methodology for calculating or collecting the tax will be, the PRC’s Ministry of Finance announced that, effective November 17, 2014, the corporate income tax for QFIIs and RQFIIs, with respect to capital gains, will be temporarily lifted for a period of three years. The current PRC tax laws and regulations and interpretations thereof may be revised or amended in the future, including with respect to the possible liability of the Fund for obligations of the Sub-Adviser. Any revision or amendment in tax laws and regulations may adversely affect the Fund. The Fund, prior to December 22, 2014, reserved 10% of its realized and unrealized gains from its A-share investments to apply towards withholding tax liability with respect to realized and unrealized gains from the Fund’s investments in A-shares of “land-rich” enterprises, which are companies that have greater than 50% of their assets in land or real properties in the PRC. The tax reserve was reflected in the Fund’s daily NAV calculations as a deduction from the Fund’s NAV. If the PRC begins applying tax rules regarding the taxation of capital gains from A-shares investment to RQFIIs, such as the Sub-Adviser, and/or begins collecting capital gains taxes on such investments, the Fund could be subject to withholding tax liability. The impact of any such tax liability on the Fund’s return could be substantial. The Fund may also be liable to the Sub-Adviser for any tax that is imposed on the Sub-Adviser by the PRC with respect to the Fund’s investments.

The section captioned “Principal Risks of Investing in the Fund” is revised by adding the following risk factor as the third risk factor of that section:

Risks of Investing through Stock Connect. The Fund may invest in A-shares listed and traded on the Shanghai Stock Exchange through Stock Connect, or on such other stock exchanges in China which participate in Stock Connect from time to time. Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns. For example, trading through Stock Connect is subject to aggregate investment quotas that limit total purchases and sales through Stock Connect as well as daily quotas that limit the maximum daily net purchases on any particular day, each of which may restrict or preclude the Fund’s ability to invest in Stock Connect A-shares. In addition, investments made through Stock Connect are subject to trading, clearance and settlement procedures that are untested in the PRC, which could pose risks to the Fund. Moreover, Stock Connect A-shares generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules. A primary feature of Stock Connect is the application of the home market’s laws and rules applicable to investors in A-shares. Therefore, the Fund’s investments in Stock Connect A-shares are generally subject to PRC securities regulations and listing rules, among other restrictions. Finally, uncertainties in PRC tax rules governing taxation of income and gains from investments in Stock Connect A-shares could result in unexpected tax liabilities for the Fund. The withholding tax treatment of dividends and capital gains payable to overseas investors currently is unsettled.

The Stock Connect program is a pilot program in its initial stages. Further developments are likely and there can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and the

PRC, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of the Stock Connect program are uncertain, and they may have a detrimental effect on the Fund’s investments and returns.

The section captioned “Principal Risks of Investing in the Fund—Index Tracking Risk” is revised by replacing the section with the following:

Index Tracking Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index and raising cash to meet redemptions or deploying cash in connection with newly created Creation Units (defined herein). In addition, the Fund may not be able to invest in certain securities included in the Index or invest in them in the exact proportions they represent of the Index, due to legal restrictions or limitations imposed by the Chinese Government, a lack of liquidity on stock exchanges in which such securities trade, potential adverse tax consequences or other regulatory reasons. As discussed above, one or more securities included the Index may be suspended from trading and such securities would be valued by the Index at the last closing price. The Fund is expected to value these securities and its other investments based on fair value prices. To the extent the Fund calculates its NAV based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected. The Fund will be required to remit RMB to settle the purchase of A-shares and repatriate RMB to U.S. dollars to settle redemption orders. In the event such remittance is delayed or disrupted, the Fund will not be able to fully replicate the Index by investing in the relevant A-shares, which may lead to increased tracking error, and may need to rely on borrowings to meet redemptions, which may lead to increased expenses. Because the Index is priced in Chinese RMB and the Fund is priced in U.S. dollars, the ability of the Fund to track the Index is in part subject to foreign exchange fluctuations as between the U.S. dollar and the RMB. The Fund may underperform the Index when the value of the U.S. dollar increases relative to the value of the RMB. Additionally, the terms of the swaps require the payment of the U.S. dollar equivalent of the RMB distributions and dividends received by the QFII, meaning that the Fund is exposed to foreign exchange risk and fluctuations in value between the U.S. dollar and the RMB. In light of the above factors, the Fund’s return may deviate significantly from the return of the Index.

The section captioned “Additional Information About the Fund’s Investment Strategies and Risks—Principal Investment Strategies” is revised by replacing the second paragraph of that section with the following:

The Fund’s assets that are not allocated to the Sub-Adviser for investment directly in A-shares will be managed by the Adviser either directly in A-Shares through

Stock Connect and/or in swaps, futures contracts and other types of derivative instruments that have economic characteristics that are substantially identical to the economic characteristics of A-shares, including swaps on the Index, swaps on the A- shares which comprise the Index and/or swaps on funds that seek to replicate the performance of the Index or funds that invest in A-shares or the Fund may invest directly in shares of such funds. The notional values of these swaps, futures contracts and other derivative instruments will count towards the Fund’s 80% investment policy and cash and cash equivalents related to the swaps, futures contracts and other derivative instruments will not be counted towards the calculation of total assets. The Adviser may also invest, to the extent permitted by the 1940 Act, in other affiliated and unaffiliated funds, such as open-end or closed-end management investment companies, including other ETFs. Assets managed by the Adviser that are not invested in other funds, including ETFs listed on a Hong Kong or other foreign exchange, swaps and other derivatives will be invested primarily in money market instruments.

The section captioned “Additional Information About the Fund’s Investment Strategies and Risks—Risks of Investing in the Fund—Risk of the RQFII Regime and the Fund’s Principal Investment Strategy” is revised by replacing the first three sentences of that section with the following:

The Index is comprised of A-shares. In seeking to replicate the Index, the Fund intends to invest directly in A-shares through the Sub-Adviser’s RQFII quota. Because the Fund will not be able to invest directly in A-shares in excess of the Sub-Adviser’s RQFII quota and beyond the limits that may be imposed by Stock Connect, the size of the Fund’s direct investment in A-shares may be limited.

The section captioned “Additional Information About the Fund’s Investment Strategies and Risks—Risks of Investing in the Fund—Risk of the RQFII Regime and the Fund’s Principal Investment Strategy” is revised by replacing the third paragraph of that section with the following:

Specific rules governing taxes on capital gains derived by RQFIIs and QFIIs from the trading of PRC securities have yet to be announced. In the absence of specific rules, the tax treatment of the Fund’s investments in A-shares through the Sub-Adviser’s RQFII quota should be governed by the general PRC tax provisions and provisions applicable to RQFIIs. Under these provisions, the Fund is generally subject to a tax of 10% on any dividends, distributions and interest it receives from its investment in PRC securities. In addition, a nonresident enterprise is subject to withholding tax at a rate of 10% on its capital gains. Withholding taxes on dividends, interest and capital gains may be taxed at a reduced rate under an applicable tax treaty, but the application of such treaties for an RQFII acting on behalf of a foreign investor (i.e., the Sub-Adviser acting on behalf of the Fund) is also uncertain. It is also unclear how China’s business tax may apply to activities of an RQFII such as the Sub-Adviser and how such application may be affected by tax treaty provisions. While it is unclear whether this tax will be applied to investments by an RQFII such as the Sub-Adviser or what the methodology for calculating or collecting the tax will be, the PRC’s Ministry of Finance announced that, effective November 17, 2014, the corporate income tax for QFIIs and RQFIIs, with respect to capital gains, will be temporarily lifted for a period of three years. The current PRC tax laws and regulations and interpretations thereof may be revised or amended in the future, including with respect to the possible liability of the Fund for obligations of the Sub-Adviser. Any revision or amendment in tax laws and regulations may adversely affect the Fund. The Fund, prior to December 22, 2014, reserved 10% of its realized and unrealized gains from its A-share investments to apply towards withholding tax liability with respect to realized and unrealized gains from the Fund’s investments in A-shares of “land-rich” enterprises, which are companies that have greater than 50% of their assets in land or real properties in the PRC. The tax reserve was reflected in the Fund’s daily NAV calculations as a deduction from the Fund’s NAV. If the PRC begins applying tax rules regarding the taxation of capital gains from A-shares investment to RQFIIs, such as the Sub-Adviser, and/or begins collecting capital gains taxes on such investments, the Fund could be subject to withholding tax liability. The impact of any such tax liability on the Fund’s return could be substantial. The Fund may also be liable to the Sub-Adviser for any tax that is imposed on the Sub-Adviser by the PRC with respect to the Fund’s investments.

The section captioned “Additional Information About the Fund’s Investment Strategies and Risks—Risks of Investing in the Fund” is revised by adding the following risk factor as the fourth risk factor of that section:

Risks of Investing through Stock Connect. The Fund may invest in A-shares listed and traded on the Shanghai Stock Exchange through Stock Connect, or on such other stock exchanges in China which participate in Stock Connect from time to time. Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns. For example, trading through Stock Connect is subject to aggregate investment quotas that limit total purchases and sales through Stock Connect as well as daily quotas that limit the maximum daily net purchases on any particular day, each of which may restrict or preclude the Fund’s ability to invest in Stock Connect A-shares. In addition, investments made through Stock Connect are subject to trading, clearance and settlement procedures that are untested in the PRC, which could pose risks to the Fund. Moreover, Stock Connect A-shares generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules. A primary feature of Stock Connect is the application of the home market’s laws and rules applicable to investors in A-shares. Therefore, the Fund’s investments in Stock Connect A-shares are generally subject to PRC securities regulations and listing rules, among other restrictions. Finally, uncertainties in PRC tax rules governing taxation of income and gains from investments in Stock Connect A-shares could result in unexpected tax liabilities for the Fund. The withholding tax treatment of dividends and capital gains payable to overseas investors currently is unsettled.

The Stock Connect program is a pilot program in its initial stages. Further developments are likely and there can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and the PRC, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of the Stock Connect program are uncertain, and they may have a detrimental effect on the Fund’s investments and returns.

The section captioned “Additional Information About the Fund’s Investment Strategies and Risks—Risks of Investing in the Fund—Index Tracking Risk” is revised by replacing the first paragraph of that section with the following:

Index Tracking Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index and incurs costs and risks associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index and raising cash to meet redemptions or deploying cash in connection with newly created Creation Units, while such costs and risks are not factored into the return of the Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. To the extent the Fund is unable to invest in A-shares or enter into swaps or other derivatives linked to the performance of the Index or securities comprising the Index, it may enter into swaps or other derivatives linked to the performance of other funds that seek to track the performance of the Index. These funds may trade at a premium or discount to NAV, which may result in additional tracking error for the Fund. Moreover, the ability of the Fund to track the Index may be affected by foreign exchange fluctuations as between the U.S. dollar and the RMB because the Index is priced in Chinese RMB and the Fund is priced in U.S. dollars. The Fund may underperform the Index when the value of the U.S. dollar increases relative to the value of the RMB.

Please retain this supplement for future reference.

SUPPLEMENT DATED DECEMBER 19, 2014 TO THE STATEMENT OF ADDITIONAL
INFORMATION OF MARKET VECTORS ETF TRUST

Dated May 1, 2014

This Supplement updates certain information contained in the above-dated Statement of Additional Information for Market Vectors ETF Trust (the “Trust”) regarding the Market Vectors ChinaAMC A-Share ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1.888.MKT.VCTR or by visiting the Van Eck website at www.marketvectorsetfs.com.

The section captioned “Taxes—PRC Taxation (Market Vectors ChinaAMC A-Share ETF Only)” is revised by replacing the section with the following:

The Fund’s investments in A-shares will be subject to a number of PRC tax rules and the application of many of those rules is at present uncertain. PRC taxes that may apply to the Fund’s investments include withholding taxes on dividends and interest earned by the Fund, withholding taxes on capital gains, business tax and stamp tax. Specific rules governing taxes on capital gains derived by RQFIIs and QFIIs from the trading of PRC securities have yet to be announced. In the absence of specific rules, the tax treatment of the Fund’s investments in A-shares through the Sub-Adviser’s RQFII quota should be governed by the general PRC tax provisions and provisions applicable to RQFIIs. Under these provisions, the Fund is generally subject to a tax of 10% on any dividends, distributions and interest it receives from its investment in PRC securities. A nonresident enterprise is subject to withholding tax at a rate of 10% on its capital gains. Withholding taxes on dividends, interest and capital gains may be taxed at a reduced rate under an applicable tax treaty, but the application of such treaties for an RQFII acting on behalf of a foreign investor (i.e., the Sub-Adviser acting on behalf of the Fund) is also uncertain. It is also unclear how China’s business tax may apply to activities of an RQFII such as the Sub-Adviser and how such application may be affected by tax treaty provisions. While it is unclear whether this tax will be applied to investments by an RQFII or what the methodology for calculating or collecting the tax will be, the PRC’s Ministry of Finance announced that, effective November 17, 2014, the corporate income tax for QFIIs and RQFIIs, with respect to capital gains, will be temporarily lifted for a period of three years. The current PRC tax laws and regulations and interpretations thereof may be revised or amended in the future, including with respect to the possible liability of the Fund for obligations of the Sub-Adviser. Any revision or amendment in tax laws and regulations may adversely affect the Fund. The Fund, prior to December 22, 2014, reserved 10% of its realized and unrealized gains from its A-share investments to apply towards withholding tax liability with respect to realized and unrealized gains from the Fund’s investments in A-shares of “land-rich” enterprises, which are companies that have greater than 50% of their assets in land or real properties in the PRC. If the PRC begins applying tax rules regarding the taxation of capital gains from A-shares investment to RQFIIs, such as the Sub-Adviser, and/or begins collecting capital gains taxes on such investments, the Fund could be subject to withholding tax liability. The impact of any such tax liability on the Fund’s return could be substantial. The Fund may also be liable to the Sub-Adviser for any tax that is imposed on the Sub-Adviser by the PRC with respect to the Fund’s investments. If the Fund’s direct investments in A-shares through the Sub-Adviser’s RQFII quota become subject to repatriation restrictions, the Fund may be unable to satisfy distribution requirements applicable to RICs under the Internal Revenue Code, and be subject to tax at the Fund level.

Please retain this supplement for future reference.